Commitments and Contingent Liabilities and Other Matters	12 Months Ended
Dec. 31, 2023
Commitments and Contingent Liabilities and Other Matters
Commitments and Contingent Liabilities and Other Matters

(16) Commitments, Contingent Liabilities and Other Matters

On March 15, 2020, the FRB announced that it had reduced regulatory reserve requirements to zero percent effective on March 26, 2020; therefore no cash is required to be maintained to satisfy regulatory reserve requirements.

We are involved in various legal proceedings that are in various stages of litigation. We have determined, based on discussions with our counsel that any material loss in such actions, individually or in the aggregate, is remote or the damages sought, even if fully recovered, would not be considered material to our consolidated statements of condition and related statements of income, comprehensive income, shareholders’ equity, and cash flows. However, many of these matters are in various stages of proceedings and further developments could cause management to revise its assessment of these matters.